19 Financial assets at fair value through profit or loss (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Summary of financial assets at fair value through profit or loss [line items]
Total Current	$ 2,222	$ 3,798
Government bonds [member]
Summary of financial assets at fair value through profit or loss [line items]
Total Current	2,222
Money market funds [member]
Summary of financial assets at fair value through profit or loss [line items]
Total Current		$ 3,798